Average Annual Total Returns - The Hartford Healthcare Fund	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class R3 Return Before Taxes 1 Year	Class R3 Return Before Taxes 5 Years	Class R3 Return Before Taxes 10 Years	Class R4 Return Before Taxes 1 Year	Class R4 Return Before Taxes 5 Years	Class R4 Return Before Taxes 10 Years	Class R5 Return Before Taxes 1 Year	Class R5 Return Before Taxes 5 Years	Class R5 Return Before Taxes 10 Years	Class R6 Return Before Taxes 1 Year		Class R6 Return Before Taxes 5 Years		Class R6 Return Before Taxes 10 Years		Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes 5 Years	Class Y Return Before Taxes 10 Years	Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Class F Return Before Taxes 10 Years		S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	15.83%	10.73%	16.41%	12.55%	8.62%	14.75%	11.39%	8.04%	13.53%	20.67%	11.16%	16.23%	22.91%	12.30%	17.41%	22.18%	11.63%	16.74%	22.53%	11.97%	17.09%	22.89%	12.30%	17.44%	23.02%	[1]	12.41%	[1]	17.55%	[1]	22.97%	12.39%	17.54%	23.02%	[1]	12.38%	[1]	17.45%	[1]	14.55%	12.12%	16.16%	18.40%	15.22%	13.88%

[1]	Class R6 shares commenced operations on February 28, 2019 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.